Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Schedule of gearing ratios
	December 31, 2022	December 31, 2021
Total borrowings	$23,853,619	$35,797,356
Less: Cash and cash equivalents	(22,996,377)	(9,944,748)
Net debt	857,242	25,852,608
Total equity	28,543,183	45,929,103
Total capital	$29,400,425	$71,781,711
Gearing ratio	3%	36%